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                                THE GALAXY FUND

                    Galaxy Institutional Money Market Fund
                 Galaxy Institutional Prime Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund

                                Class I Shares

                      Supplement dated December 18, 2003
                   to the Prospectus dated February 28, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In addition to new information presented in this supplement, other information in the supplement replaces the prior prospectus supplements dated February 28, 2003, April 1, 2003, October 15, 2003 and December 12, 2003.

Institutional Prime Money Market Fund

   As of the date of this Supplement, Galaxy has not yet begun to offer for sale shares of the Institutional Prime Money Market Fund.

The Investment Adviser, Administrator and Pricing and Bookkeeping Agent

   On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc. ("CMA"), merged into Columbia Management Advisors, Inc., (the "Adviser"). Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, the Adviser now serves as the Funds' adviser, administrator and pricing and bookkeeping agent.

Principal Underwriter

   Effective October 13, 2003, Liberty Funds Distributor, Inc., the principal underwriter for The Galaxy Fund, changed its name to Columbia Funds Distributor, Inc.

Additional Disclosure Regarding U.S. Government Securities

1. Galaxy Institutional Money Market Fund

   a. The first sentence of the first paragraph of the section entitled The Fund's main investment strategies on page 2 of the Prospectus is amended and restated in its entirety to read as follows:

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities.

   b. The following paragraph is added to the section entitled The Fund's main investment strategies on page 2 of the Prospectus:

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a)

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the full faith and credit of the U.S. Treasury (such as obligations of the
Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

   c. The following paragraph is added to the section entitled The main risks of investing in the Fund on page 2 of the Prospectus:

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

2. Galaxy Institutional Prime Money Market Fund

   a. The first sentence of the first paragraph of the section entitled The Fund's main investment strategies on page 5 of the Prospectus is amended and restated in its entirety to read as follows:

The Fund invests primarily in high quality short-term debt obligations of U.S. issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, taxable and tax-exempt municipal securities, obligations issued by U.S. banks and U.S. branches of foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.

   b. The following paragraph is added to the section entitled The Fund's main investment strategies on page 5 of the Prospectus:

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

   c. The following paragraph is added to the section entitled The main risks of investing in the Fund on page 5 of the Prospectus:

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

3. Galaxy Institutional Government Money Market Fund

   a. The first sentence of the first paragraph of the section entitled The Fund's main investment strategies on page 7 of the Prospectus is amended and restated in its entirety to read as follows:

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of

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U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

   b. The following paragraph is added to the section entitled The Fund's main investment strategies on page 7 of the Prospectus:

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

   c. The following paragraph is added to the section entitled The main risks of investing in the Fund on page 7 of the Prospectus:

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

4. Galaxy Institutional Treasury Money Market Fund

   a. The second sentence of the first paragraph of the section entitled The Fund's main investment strategies on page 10 of the Prospectus is amended and restated in its entirety to read as follows:

The Fund also invests in obligations issued by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

   b. The following paragraph is added to the section entitled The Fund's main investment strategies on page 10 of the prospectus:

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

   c. The following paragraph is added to the section entitled The main risks of investing in the Fund on page 10 of the Prospectus:

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

MMGALIN1-SUP (12/18/03)

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